Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 325	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

John C. Swhear

President

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Huntington Institutional U.S. Treasury Money Market Fund

Ticker: [                    ]

Prospectus

[            ], 2015

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not a Deposit • Not FDIC Insured • Not Insured by a Government Agency • No Bank Guarantee • May Lose Value

Fund Summary

Investment Objective	The Fund seeks to maximize current income while preserving capital and maintaining liquidity.

Fee and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses(1)	[0.12]%
Total Annual Fund Operating Expenses	[0.22]%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Principal Investment Strategies

The Fund is a money market fund that strives to maintain a net asset value (“NAV”) of $1.00 per share by investing exclusively in U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”), which are direct obligations of the U.S. government. Based on the Advisor’s evaluation of available returns on investments, the Fund may at times maintain a significant portion of its assets in cash, uninvested, for which it may receive an earnings credit from the Fund’s custodian.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s NAV and returns include:

Interest Rate Risk. The value of the Fund’s investments in fixed income securities generally will decline when prevailing interest rates rise, and the interest earned on the Fund’s investments in fixed income securities generally will decline when prevailing interest rates decline. Current interest rates are at historically low levels, and it is possible that the Fund may not generate enough income to pay its expenses. If this occurs, the Fund may lose money and fail to maintain a stable value of $1.00 per share.

Government Securities Risk. U.S. Treasury Obligations are guaranteed by the U.S. government only as to the timely payment of interest and principal when held to maturity, and their market value will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal, resulting in losses to the Fund.

Redemption Risk. The Fund may experience a loss if it is forced to sell securities at inopportune times or at unattractive prices in order to meet redemption requests. This risk is heightened to the extent redemption requests are unusually large or frequent or occur during periods of market turmoil.

Regulatory Risk. In July 2014, the SEC adopted amendments to money market fund regulations that will affect the structure and operation of money market funds. The amendments include additional stress testing, diversification and reporting requirements, which are generally expected to be implemented by April 14, 2016. These amendments could affect the operation or performance of the Fund and cause the Fund to incur additional expenses.

Cash Holdings Risk. It is possible that the Fund will maintain a significant portion of its assets in uninvested cash balances at the Fund’s custodian, particularly during periods of low interest rates. While the Fund expects to earn a credit from its custodian on uninvested cash balances, holding cash may hurt the Fund’s performance.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Investment Advisor

The Fund’s investment advisor is Huntington Asset Advisors, Inc.

Purchasing and Redeeming Shares

The Fund’s shares are only available to certain customers of The Huntington National Bank. The minimum initial purchase for the Fund’s shares is $1,000,000, although the Fund may accept initial investments of lesser amounts in its sole discretion. There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through a tax-advantaged arrangement.

Principal Investment Strategies and Risks

The Fund seeks to maintain a stable NAV of $1.00 per share. It invests in accordance with regulatory requirements applicable to money market funds, which impose specific requirements regarding the quality, liquidity, and maturity of the Fund’s portfolio holdings. However, it is possible to lose money by investing in the Fund and there is no guarantee that the Fund will achieve its goal. The Advisor’s judgments about the securities markets and the economy, and the Advisor’s investment selection, may cause the Fund to underperform other money market funds.

The Fund’s Trustees may change the Fund’s investment objective, investment strategies and other policies set forth in this Prospectus without shareholder approval, except as otherwise provided.

Investment Strategy

The Fund is a money market fund that strives to maintain a NAV of $1.00 per share by investing exclusively in U.S. Treasury Obligations (and other money market funds that invest exclusively in U.S. Treasury Obligations). U.S. Treasury Obligations carry different interest rates, maturities and issue dates. Based on the Advisor’s evaluation of available returns on investments, the Fund may at times maintain a significant portion of its assets uninvested in cash, for which it may receive an earnings credit from the Fund’s custodian.

In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

What are the main risks of investing in this Fund?	Loss of money is a risk of investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. The Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken.

In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Current interest rates are at historically low levels, and it is possible that the Fund may not generate enough income to pay its expenses. If this occurs, the Fund will not be able to pay a daily dividend and may fail to maintain a stable NAV of $1.00 per share.

Government Securities Risk. U.S. Treasury Obligations are guaranteed by the U.S. government only as to the timely payment of interest and principal when held to maturity, and the market value of these securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal, resulting in losses to the Fund.

Redemption Risk. The Fund may experience a loss if it is forced to sell securities at inopportune times or at unattractive prices in order to meet redemption requests. This risk is heightened to the extent redemption requests are unusually large or frequent or occur during periods of market turmoil. Other investors may attempt to sell U.S. Treasury Obligations at the same time as the Fund, which may cause downward pricing pressure and contribute to illiquidity.

Regulatory Risk. In July 2014, the SEC adopted amendments to money market fund regulations that will affect the structure and operation of money market funds. The amendments include additional stress testing, diversification and reporting requirements, which are generally expected to be implemented by April 14, 2016. These amendments could affect the operation or performance of the Fund and cause the Fund to incur additional expenses.

Cash Holdings Risk. It is possible that the Fund will maintain a significant portion of its assets in uninvested cash balances at the Fund’s custodian, particularly during periods of low interest rates. While the Fund expects to earn a credit from its custodian on uninvested cash balances, holding cash may result in a lower yield and prevent the Fund from meeting its investment objective.

For more information about risks, please see “Investment Risks” in the Fund’s SAI.

As with other investments, you could lose money on your investment in the Fund. Your investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield may be a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call [                    ].

More about the Fund

Before you invest, we encourage you to carefully read this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals.

Distribution of the Fund

Unified Financial Securities, Inc. (“Distributor”), whose address is P.O. Box 6110, Indianapolis, IN 46206-6110 is the Distributor of the Fund. The Distributor is a wholly owned subsidiary of Huntington Bancshares, Incorporated (“HBI”).

Pricing Shares

The price at which the Fund will offer or redeem Fund shares is the NAV per share next determined after the order is considered received.

The Trust attempts to stabilize the Fund’s NAV per share at $1.00 by valuing its portfolio securities using the amortized cost method.

The Trust calculates the Fund’s NAV per share at 1:00 p.m. Eastern Time on each day the NYSE is open. In addition, the Fund reserves the right to allow the purchase and redemption of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase and redemption orders must be received on that day, to the time of such closing. Please call the Fund at [                ] if you have any questions about purchasing shares.

The Fund is open for business on any day the NYSE is open. The Fund is closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

The Fund’s shares are only available to certain customers of The Huntington National Bank. You may purchase shares of the Fund on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

What Shares Cost

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day.

Notes about Purchases

The Trust reserves the right to suspend the sale of Fund shares temporarily and the right to refuse any order to purchase Fund shares.

If the Trust receives insufficient payment for a purchase, or your wire does not clear, it may cancel the purchase and you may be liable for any losses or fees incurred by the Fund or its transfer agent in connection with the transaction. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

How to Buy Shares

The Fund’s shares are only available to certain customers of The Huntington National Bank. The minimum initial purchase for the Fund’s shares is $1,000,000, although the Fund may accept initial investments of lesser amounts in its sole discretion. There is presently no minimum for subsequent investments, but the Fund’s Trustees could set a minimum that would apply to both present and future shareholders.

To open an account or make additional investments, please call [                    ].

Redeeming Shares

You may redeem shares of the Fund on any business day when the Federal Reserve Bank and the NYSE are open, and as discussed under “Pricing Shares” above.

How to Redeem Shares

To redeem Fund shares, please call the Fund at [                    ].

Additional Information

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day. In addition, you will not receive dividends declared on the day of the redemption. For shareholders who request redemptions after 1:00 p.m. (Eastern Time), usually proceeds will be wired the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System.

Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Fund, you are eligible to call to redeem shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemption of Accounts with Balances Under $1,000,000

Due to the high cost of maintaining accounts with low balances, if your Fund account balance falls below $1,000,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account whose value falls below $1,000,000 as a result of changes in the Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

While the Fund will generally send you payment for your redeemed shares the business day after your request is received (or the same day, for requests received prior to 1:00 p.m. Eastern Time), under unusual circumstances, payment of redemption proceeds may be delayed for up to seven days. In addition, to the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of the Fund temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.

Frequent Trading

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating its NAV, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund or its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Advisor and the Fund’s Trustees have not adopted policies or procedures to discourage frequent or short-term trading in the Fund. However, the Fund may limit or terminate the availability of purchases to a shareholder and may bar the shareholder from purchasing shares of the Fund if the Fund’s management or Advisor determines from the amount, frequency or pattern of purchases and redemptions that the shareholder is engaged in excessive trading that is or could be detrimental to the Fund and its shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund’s portfolio holdings on the Fund’s website at www.[                    ]. This information is posted monthly on the Fund’s website no later than 5 business days after the end of each month. Portfolio holdings information is also filed with the SEC monthly on Form N-MFP, with portfolio holdings information becoming publicly available sixty days after the end of the month to which the specific monthly report relates.

In addition, the Fund’s Annual and Semi-Annual reports will contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. Once available, you may obtain copies at www.[                    ] or by calling [                    ]. The

Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Fund at [                    ]. These reports on Form N-Q and the Fund’s Annual and Semi- Annual reports, once available, will be posted on the Fund’s website at www.[                    ].

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Fund pursuant to an investment advisory agreement with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (the “Advisor”) provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

The Advisor, a separate, wholly-owned subsidiary of The Huntington National Bank, is also the investment advisor to a number of mutual funds that are series of another trust. As of December 31, 2014, the Advisor had assets under management of $2 billion.

The Advisor has served as investment advisor to the Fund since its inception in 2015.

The Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2014, The Huntington National Bank had assets of over $64 billion.

Fees Paid to the Advisor and Affiliates

The Advisor and its affiliates provide the Fund with advisory, administration, transfer agency, accounting, distribution and custodian services.

The basis for the Trustees’ approval of the Fund’s investment advisory agreement will be discussed in the fund’s initial shareholder report.

Advisory Services

For its services as investment advisor, the Fund pays the Advisor a management fee at an annual rate of 0.10% of the Fund’s average daily net assets.

The Advisor may from time to time voluntarily waive its fees and/or reimburse certain Fund expenses to the extent necessary to avoid a negative yield (a “Voluntary Reduction”) or to otherwise enhance the net yield of the Fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by the Advisor in its sole discretion at any time without notice.

Under an agreement between the Trust and the Advisor, the Advisor is permitted to seek reimbursement from the Fund for the full dollar amount of any Voluntary Reduction for a period of three years after the fiscal year in which the Advisor provided the Voluntary Reduction, subject to certain limitations described in the SAI.

Administration, Accounting, Transfer Agency and Custody Services

Huntington Asset Services, Inc., a wholly owned subsidiary of Huntington Bancshares, Incorporated, provides administration, accounting, and transfer agent services to the Fund. The Huntington National Bank serves as custodian for the Fund.

Dividends and Distributions

The Fund declares a distribution daily of all its net income. The Fund normally distributes any net investment income monthly and any net capital gains at least annually. All dividends and distributions payable to a holder of Fund shares will be automatically reinvested in additional shares of the Fund.

Tax Consequences

There are many important tax consequences associated with an investment in the Fund. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Distributions

The Fund intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares of the Fund. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided that holding period and other requirements are met at both the shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price paid).

Individuals, trusts and estates whose income exceeds certain threshold amounts will be subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income includes any ordinary dividends and capital gain distributions from the Fund as well as any capital gains recognized on the sale of Fund shares.

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales or redemptions paid to any shareholder who has not provided the Fund with its certified Taxpayer Identification Number or otherwise fails to meet certain requirements imposed by the Internal Revenue Service. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

More information about the Fund is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. These documents, as well as additional information about the Fund, are also available on Fund’s website at www.[                    ].

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Fund.

UNIFIED FINANCIAL SECURITIES, INC. is the Distributor. The Distributor is a wholly-owned subsidiary of Huntington Bancshares, Incorporated.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

CALL

[                    ]

WRITE

Huntington Institutional U.S. Treasury Money Market Fund, c/o Huntington Asset Services, Inc. P.O. Box 6110, Indianapolis, IN 46206-6110.

LOG ON TO THE INTERNET

You may also access Fund information at www.[                    ] or from the EDGAR Database on the SEC’s website at www.sec.gov.

CONTACT THE SEC

Call (202) 551-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Fund.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Shareholder Services: [                    ]

Investment Company Act file number 811-21237

Not a Deposit • Not FDIC Insured • Not Insured by a Government Agency • No Bank Guarantee • May Lose Value

HUNTINGTON INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

A Series of Unified Series Trust

(Ticker: [                    ])

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus (the “Prospectus”) of the Huntington Institutional U.S. Treasury Money Market Fund dated [            ], 2015. For a free copy of the Prospectus, call Shareholder Services at [                    ] or write Huntington Asset Services, Inc., the Fund’s transfer agent, at P.O. Box 6110, Indianapolis, Indiana 46206-6110.

DESCRIPTION OF THE TRUST AND THE FUND

The Huntington Institutional U.S. Treasury Money Market Fund (the “Fund”) is a diversified series of Unified Series Trust (the “Trust”), an Ohio business trust established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust is an open-end management investment company. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment advisor is Huntington Asset Advisors, Inc. (the “Advisor”).

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the Fund’s shareholders. Each share of a series of the Trust represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each share has one vote, with fractional shares voting proportionally. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “Purchasing Shares” and “Redeeming Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Pricing Shares” in the Prospectus and “Determination of Net Asset Value” in this SAI.

Customer orders will be priced at the Fund’s net asset value next computed after they are received. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report, when available, will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND

INVESTMENTS AND RISK CONSIDERATIONS

The Fund invests exclusively in U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”), which are direct obligations of the U.S. government, and other money market funds that invest at least 99.5% of their total assets in U.S. Treasury Obligations (“U.S. Treasury Funds”). The Prospectus discusses the principal investment strategies and risks of the Fund. This section contains additional information about the investments the Fund may make, some of the techniques it may use, and additional risks associated with an investment in the Fund.

U.S. Treasury Obligations. U.S. Treasury Obligations are issued by the U.S. Treasury and guaranteed by the U.S. government as to the timely payment of principal and interest. U.S. Treasury Obligations include bonds (initial maturities over ten years), notes (initial maturities between two and ten years), and bills (initial maturities of one year or less) issued by the U.S. Treasury. The prices of U.S. Treasury Obligations (like all debt securities) change between issuance and maturity in response to fluctuations in interest rates and credit ratings. U.S. Treasury Obligations may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, obligations of the U.S. Treasury could fall out of favor with investors, causing the Fund to underperform money market funds that invest in other types of securities.

U.S. Treasury Obligations also include Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS.” Under the STRIPS program, the principal and interest components of selected securities are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The principal portion is generally sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

The total public debt of the United States has grown rapidly as a percentage of U.S. gross domestic product since the beginning of the 2008 financial downturn, which may create systemic risk if sound debt management practices are not implemented. In August 2011, Standard & Poor’s Ratings Services lowered its long-term sovereign credit rating on the United States to “AA+” from “AAA.” Standard & Poor’s Ratings Services indicated that the downgrade reflected its view on the rising U.S. public debt burden and its perception of policy making uncertainty. There is no guarantee that Standard & Poor’s Ratings Services will not decide to further lower this rating in the future. The market prices and yields of U.S. Treasury Obligations may be adversely affected by Standard & Poor’s Ratings Services’ decisions to further downgrade the long-term sovereign credit rating of the United States.

Cash Holdings. Based on the Advisor’s evaluation of available returns on investments, the Fund may at times maintain a significant portion of its assets uninvested in cash, for which it may receive an earnings credit from the Fund’s custodian. Holding cash may result in a lower yield and prevent the Fund from meeting its investment objective.

Other Money Market Funds. The Fund may invest in U.S. Treasury Funds. Investing in U.S. Treasury Funds exposes the Fund to the investment performance (positive or negative) and risks of the U.S. Treasury Funds in direct proportion to the Fund’s investment therein. The Fund and its shareholders will also indirectly bear a portion of the management fees and other operating expenses of any U.S. Treasury Funds in which the Fund invests. These fees are in addition to the Fund’s direct fees and expenses, and may be considered duplicative.

Government Intervention and Extreme Volatility. In the past, instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. The U.S. government and its regulatory agencies, or self-regulatory organizations, could take actions that affect the regulation of the instruments in which the Funds invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Defensive Investments. At times, the Advisor may determine that conditions in securities markets may make pursuing the Fund’s principal investment strategy inconsistent with the best interests of the Fund’s shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund’s assets. In implementing these temporary “defensive” strategies, the Fund may temporarily place all or a portion of its assets in cash, U.S. Treasury Funds and other investments that the Advisor considers consistent with such strategies. The Fund may be unable to achieve its investment objective when holding a significant cash position.

INVESTMENT LIMITATIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of the Fund. As used in this SAI, the term “majority of the outstanding shares of the Fund” means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

The Fund:

1)	May not concentrate investments in a particular industry or group of industries as concentration is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2)	May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

3)	May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

4)	May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

5)	May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6)	May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

7)	May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals. The Fund has also adopted the following non-fundamental investment limitation, which may be changed by the Trustees without shareholder approval:

1)	In applying the concentration restriction: (a) the Advisor uses GICS (Global Industry Classification Standard) Level 4 as its definition of industry; and (b) asset-backed securities will be classified according to the underlying assets securing such securities.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to refer to an investment of more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Fund’s ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the U.S. Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

INVESTMENT ADVISOR

Huntington Asset Advisors, Inc. (the Advisor) has served as investment advisor to the Fund since its inception on [                    ]. The Advisor is a separate, wholly owned subsidiary of Huntington National Bank. As of December 31, 2014, the Advisor had assets under management of $2 billion.

Huntington National Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”). With over $64 billion in assets as of December 31, 2014, HBI is a Maryland corporation and major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreement between the Trust and Advisor (the “Investment Advisory Agreement”), the Advisor, at its expense, furnishes a continuous investment program for the Fund and makes investment decisions on its behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust’s Declaration of Trust and By-laws, and to the 1940 Act. In addition, the Advisor makes decisions consistent with the Fund’s investment objective, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish. Under the Investment Advisory Agreement, the Advisor may delegate to another investment adviser the responsibility of investing the Fund’s assets subject to the supervision of the Advisor and the Board.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Trust that results from the Advisor’s error of judgment, mistake of law, or act or omission in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from the Advisor’s willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Investment Advisory Agreement may be terminated upon 60 days’ written notice without penalty at any time by the Advisor or by the vote of the Trustees or the Fund’s shareholders. The Investment Advisory Agreement will terminate without payment of any penalty in the event of its assignment.

The Investment Advisory Agreement provides for an initial term of two years. Thereafter, the Investment Advisory Agreement will continue in effect from year to year only so long as such continuance is approved by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not “interested persons” of the Fund or its Advisor, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor may from time to time voluntarily waive its fees and/or reimburse certain Fund expenses to the extent necessary to avoid a negative yield (a “Voluntary Reduction”), or to otherwise enhance the net yield of the Fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by the Advisor in its sole discretion at any time without notice.

Under an agreement between the Trust and the Advisor, the Advisor is permitted to seek reimbursement from the Fund for the full dollar amount of any Voluntary Reduction for a period of three years after the fiscal year in which the Advisor provided the Voluntary Reduction; provided that the Fund will not be obligated to reimburse the Advisor (i) in respect of any business day for which the Fund’s net annualized one-day yield is less than 0.00%, or (ii) to the extent that the amount of the reimbursement to the Advisor on any day exceeds 50% of the Fund’s yield (net of all expenses, exclusive of the reimbursement) on that day. Any reimbursement to the Advisor would increase Fund expenses and negatively impact the Fund’s future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that Fund will be able to avoid a negative yield.

Advisor Conflicts of Interests

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts related to managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor’s Code of Ethics.

Based on the Advisor’s perception of current market conditions, the Advisor may cause the Fund to hold a significant portion of its assets in cash, uninvested, with the Fund’s custodian, Huntington National Bank (the “Custodian”), for which it may receive an earnings credit from the Custodian. The Advisor is a wholly owned subsidiary of the Custodian, and the Custodian will benefit to the extent that the Fund holds cash balances. This could create a conflict of interest because it gives the Advisor an incentive to hold Fund assets in cash, uninvested, with the Custodian. The Advisor recognizes that it has a fiduciary duty to act in the best interests of the Fund in determining whether to leave assets uninvested, in cash, with the Custodian.

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 67) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A., a full service trust company, from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation from October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age - 68) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (Age - 64) Independent Trustee, December 2002 to present	CEO of Standard Steel, LLC, a manufacturer of forged steel wheels and axles, since August 2011; Director Steel Wheels Acquisition Corp., and Standard Steel, Inc., both holding companies which, through subsidiaries, produce steel wheels and axles, since August 2011; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director International Crankshaft, Inc. since 2004; Chairman, SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (Age - 62) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989. Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

Kenneth G.Y. Grant (Age – 65) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer , Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300., Indianapolis, IN 46208.
**	The Trust currently consists of 14 series.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 59)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

John C. Swhear (Age - 53) President, August 2013 to present	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007, Director since May 2014; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Interim President of Unified Series Trust from March 2012 to August 2013; Senior Vice President of Unified Series Trust from May 2007 to August 2013; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007, Director since May 2014; Chief Compliance Officer and AML Officer of Capitol Series Trust since September 2013; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010.

Joseph L. Rezabek (Age - 46) Senior Vice President, March 2013 to present	President, Huntington Asset Services, Inc. since March 2012, Director since May 2014; Executive Vice President, The Huntington National Bank since March 2012; President of Huntington Funds since February 2013; President of Huntington Strategy Shares since February 2013, Director of Unified Financial Securities, Inc. since May 2014; Managing Director, Citi from 2006 to 2012.

Zachary Richmond (Age - 34) Treasurer and Chief Financial Officer, November 2014 to present	Manager, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since January 2011; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Interim Treasurer and Chief Financial Officer of Unified Series Trust from August 2014 to November 2014; Assistant Treasurer of Unified Series Trust from May 2011 to August 2014; Supervisor, Fund Administration for Citi Fund Services Ohio, Inc. from October 2007 to December 2010.

Lynn E. Wood (Age - 68) Chief Compliance Officer, October 2004 to present	Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

Latavia M. Evans (Age – 28) Interim Secretary, February 2015 to present	Paralegal, Risk and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since May 2014; Paralegal at private law firm May 2012 to May 2014.

*	The address for each trustee and officer of the Trust is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	The Trust currently consists of 14 series.
***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also serves as Chairman of the investment committee for two family foundations. Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She has served as Senior Risk Officer of Huntington National Bank’s Risk Administration business segment since August 2013. Prior to that, she served as Regulatory Reform Director of Huntington National Bank’s Risk Management business segment from March 2012 to August 2013, Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of SBAuer Funds, LLC to serve as adviser to the Fund. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•	The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2014.

•	The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2014.

•	The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the 1940 Act, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held five meetings during the year ended December 31, 2014.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2014.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$50,001 – $100,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$10,001 - $50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 14 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from the Fund			Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$	[	]	$0	$0	$43,200
Stephen A. Little, Chairman of the Board	$	[	]	$0	$0	$43,200
Daniel J. Condon, Trustee	$	[	]	$0	$0	$34,200
Ronald C. Tritschler, Trustee	$	[	]	$0	$0	$34,200
Kenneth G.Y. Grant, Trustee	$	[	]	$0	$0	$34,200

Interested Trustees and Officers	Aggregate Compensation from the Fund			Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee		$0		$0	$0	$0
John C. Swhear, President		$0		$0	$0	$0
Joseph L. Rezabek, Senior Vice President		$0		$0	$0	$0
Robert W. Silva, Treasurer and CFO		$0		$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$	[	]	$0	$0	$125,000	[2]
Tara Pierson, Secretary		$0		$0	$0	$0

[1]	The Trust currently consists of 14 series.
[2]	This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the Trust escrows $25,000 for CCO bonus compensation and to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are shared, pro rata, by each series of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS

OF SECURITIES

As of the date the Fund commences operations, it is expected that HBI, either directly or through a wholly-owned subsidiary, will own of record 100% of the shares of the Fund and therefore may be deemed to “control” the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE

PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide certain identifying information and documentation, including a tax identification number. This information will be verified to ensure the identity of all entities opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the

Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

The Trust, the Distributor, and the Advisor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund, free of charge, by calling the Fund at [                    ]. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are disclosed to the public through SEC filings and postings to the Fund’s website. The Fund files its portfolio holdings with the SEC monthly on Form N-MFP (with respect to the prior month). The Fund also files its portfolio holdings quarterly on Form N-CSR (with respect to each annual and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Fund’s fiscal year). You may obtain the Fund’s Form N-MFP, N-CSR and N-Q filings on the SEC’s website at www.sec.gov. The Fund posts its full portfolio holdings to its website, www.[                    ], monthly within five business days after the end of each month.

The Fund’s Trustees have adopted policies with respect to the disclosure of non-public information about the Fund portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to (i) the filing of the information with the SEC, (ii) the dissemination of the information to all shareholders of the Fund, or (iii) the day after the information is posted to the Fund’s website. As described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the non-public portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Advisor is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting service, printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the non-public portfolio holdings information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may periodically disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. Any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services.

PROXY VOTING POLICY

Under Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies for the securities held in the Fund’s portfolio. Below is a summary of the Advisor’s proxy voting policies.

I.	Policy

It is the policy of the Advisor to vote proxies associated with securities held by the Fund in the best interest of the shareholders of the Fund, and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) provide voting recommendations and guidelines from Glass, Lewis & Co., LLC (“GLC”) for all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Fund or which are required to be voted in a particular manner under applicable law) and (ii) to cast a vote consistent with the recommendation of the independent third party (unless the Advisor overrides this recommendation), or as required by applicable law (as described below).

The Advisor’s Operations Manager will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Fund, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Fund’s Board of Trustees any proxy vote related to holdings of the Fund that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II.	Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Fund, (iii) the guidelines published by the independent third party, and (iv) the Advisor’s Proxy Voting Policies.

b.	The Proxy Review Committee will report to the Advisor’s Investment Policy Committee, on a quarterly basis, the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor’s Investment Policy Committee immediately.

c.	The Advisor’s Operations Manager will appoint the members of the Proxy Review Committee.

II.	Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Fund’s best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Fund for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will vote those proxies in a manner it believes are in the best interests of the Fund.

IV.	Guidelines

The Advisor has adopted GLC’s proxy voting guidelines, as they may be amended from time to time, to further the interest of the Fund’s shareholders with respect to proxy voting matters. The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Trust.

V.	Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Fund; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available without charge at the SEC’s website at www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The Fund’s net asset value (“NAV”) is calculated at 1:00 p.m. Eastern time. In addition, the Fund calculates its NAV as of the close of the NYSE every Monday through Friday that the NYSE is open. The Fund reserves the right to allow the purchase, redemption, and exchange of Fund shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which the value of a security held by the Fund, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The value of securities held by the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per share, provided that Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) or maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements, if any, involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per share of the Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees to promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund’s average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO’s two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund’s amortized cost and market-determined values per share to exceed 0.50 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

“NRSRO” is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument.

“REQUISITE NRSROs” means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

“ELIGIBLE SECURITIES” are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO’s three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii) a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

“RATED SECURITIES” include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

“UNRATED SECURITIES” are any securities that are not Rated Securities.

“DEMAND FEATURE” is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days’ notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

“GUARANTEE” is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

“UNCONDITIONAL DEMAND FEATURE” means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

“FIRST TIER SECURITY” means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

“SECOND TIER SECURITY” means any Eligible Security that is not a First Tier Security.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of the Fund’s NAV, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if the Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if the Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

DIVIDENDS AND DISTRIBUTIONS

The net investment income of the Fund is determined as of 4:00 p.m. (Eastern Time) each day the NYSE is open (each, a “Business Day”). All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of the Fund as of the close of business and prior to the determination of NAV. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund’s income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional shares of the Fund at the NAV per share, normally $1.00, determined as of the close of business on that day.

Net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and amortized market premium. Amortized market discount is included in interest income. The Fund does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio securities.

It is expected that, normally, the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Fund determined at any time is a negative amount, the Fund’s NAV per share will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Fund shares in each shareholder’s account, (2) offset each shareholder’s pro rata portion of negative net income against the shareholder’s accrued dividend account or against future dividends, or (3) combine these methods in order to seek to obtain the NAV per share of the Fund at $1.00. The Trustees may endeavor to restore the Fund’s NAV per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the Fund’s NAV per share will increase to the extent of positive net income which is not declared as a dividend.

Should the Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing Fund shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

CUSTODIAN

Huntington National Bank (the Custodian), 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management. The Custodian’s parent company, HBI, is also the parent company of Huntington Asset Services, Inc. (“HASI”), the Trust’s transfer agent, fund accountant and administrator, and Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. HASI and the Distributor each operates as a wholly-owned subsidiary of HBI. The Advisor is a wholly-owned subsidiary of the Custodian.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of the assets under custody. The monthly fee is equal to an annual rate of [    ]% of the first $[        ] of market value; [    ]% of the next $[        ] of market value; and [    ]% of market value in excess of $[        ]. The Custodian also receives out of pocket expenses. The Custodian will also provide the Fund with a credit for cash balances held with the Custodian, which may be used to offset Fund expenses.

FUND SERVICES

HASI, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, acts as the Fund’s transfer agent, fund accountant and administrator. HASI is a wholly-owned subsidiary of HBI, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of HASI.

HASI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. HASI receives a monthly fee from the Fund of [                    ] for these transfer agency services.

In addition, HASI provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, HASI receives a monthly fee from the Fund equal to [                    ].

HASI also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. HASI receives a monthly fee from the Fund equal to [                    ].

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

The firm of [                    ] has been selected as the Independent Registered Public Accounting Firm for the Fund’s first fiscal year of operations. [                    ] will perform an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services, as requested, in accordance with applicable law and regulations.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 (the Distributor), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and HASI, are wholly-owned subsidiaries of HBI. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

PERFORMANCE INFORMATION

If the Fund advertises, it will generally advertise its 7-day yield and 7-day effective yield. The Fund’s yield is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Fund share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The Fund’s effective yield represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return +1) 365/7] -1

FINANCIAL STATEMENTS

The Fund’s financial statements and financial highlights will be included in the Fund’s first annual report to shareholders.

PART C. OTHER INFORMATION

Item 28.	Exhibits

	(a)	Articles of Incorporation

		1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

		2.	First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

		3.	Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

		4.	Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

		5.	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

		6.	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

		7.	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

		8.	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

		9.	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

		10.	Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

		11.	Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

	12.	Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

	13.	Amendment No. 13 to Agreement and Declaration of Trust as filed with the State of Ohio on October 20, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2010 and incorporated herein by reference.

	14.	Amendment No. 14 to Agreement and Declaration of Trust as filed with the State of Ohio on November 23, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

	15.	Amendment No. 15 to Agreement and Declaration of Trust as filed with the State of Ohio on April 5, 2011 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

	16.	Amendment No. 16 to Agreement and Declaration of Trust as filed with the State of Ohio on August 23, 2011 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

	17.	Amendment No. 17 to Agreement and Declaration of Trust as filed with the State of Ohio on November 17, 2011 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and incorporated herein by reference.

	18.	Amendment No. 18 to Agreement and Declaration of Trust as filed with the State of Ohio on August 28, 2012 – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

	19.	Amendment No. 19 to Agreement and Declaration of Trust as filed with the State of Ohio on December 9, 2013 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2014 and incorporated herein by reference.

	20.	Amendment No. 20 to Agreement and Declaration of Trust as filed with the State of Ohio on August 22, 2014 – Filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

	1.	(a)	Copy of Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

		(b)	Copy of Registrant’s Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Growth Fund for the period ended April 30, 2015 – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2014 and incorporated herein by reference.

	2.	(a)	Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

		(b)	Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund for the period ending January 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

	3.	Copy of Registrant’s Amended and Restated Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved August 13, 2012 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

	4.	(a)	Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

		(b)	Amendment to Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

		(c)	Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Core Fund for the period ending August 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and incorporated herein by reference.

	5.	Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

6.	(a)	Copy of Registrant’s Amended and Restated Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for period ending January 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

7.	(a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the period ended May 22, 2018 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

8.	(a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A date July 29, 2014 and incorporated herein by reference.

9.	(a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2014 and incorporated herein by reference.

10.	Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

11.	(a)	Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

12.	(a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

13.	(a)	Copy of Registrant’s Management Agreement with 1492 Capital Management, LLC with regard to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with 1492 Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the 1492 Small Cap Growth Fund for the period ended March 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

14.	(a)	Copy of Registrant’s Management Agreement with Martin Capital Management, LLC with regard to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated February 8, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Martin Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Martin Focused Value Fund for the period ending June 30, 2016 – Filed with Registrant’s registration statement on Form N-1A dated August 19, 2014 and incorporated herein by reference.

15.	(a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

	(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Opportunity Fund for the period ending April 30, 2015 – Filed with Registrant’s registration statement on Form N-1A dated April 30, 2014 and incorporated herein by reference.

16.	(a)	Copy of Registrant’s Management Agreement with Spouting Rock Fund Management with regard to the Spouting Rock/Convex Dynamic

Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

		(b)	Copy of Subadvisory Agreement between Spouting Rock Fund Management and Convex Capital Management LLC with regard to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

		(c)	Copy of Side Letter Agreement with Spouting Rock Fund Management regarding fee waiver and expense reimbursement with respect to the Spouting Rock/Convex Dynamic Global Macro Fund for the period ended January 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

	17.	(a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated November 10, 2014 and incorporated herein by reference.

		(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated November 10, 2014 and incorporated herein by reference.

	18.		Copy of Registrant’s Management Agreement with Huntington Asset Advisors, Inc. with regard to the Huntington Institutional U.S. Treasury Money Market Fund – to be filed by amendment.

(e)	Underwriting Contracts.

	1.	Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

	2.	Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

	3.	Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

1.	Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18,
2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

	2.	(a) Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)	Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December
2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	Other Material Contracts.

	1.	Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

2.	Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on
Form N-1A dated October 30, 2007 and incorporated herein by reference.

	3.	Third Amendment to Mutual Fund Services Agreement between Registrant and Huntington Asset Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

	4.	Compliance Services Agreement between Registrant and Buttonwood Compliance Partners, LLC – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

	5.	Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	6.	Registrant’s Revised Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

	7.	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	8.	Registrant’s Retail Class Administrative Services Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

	9.	Revolving Credit Agreement between the Registrant and The Huntington National Bank – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

	10.	Registrant’s Advisor Class Administrative Services Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(i)	Legal Opinion and Consent

	1.	Legal opinion was filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and is incorporated herein by reference. The consent of Thompson Hine LLP is filed herewith.

	2.	Legal opinion with regard to the Huntington Institutional U.S. Treasury Money Market Fund – to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements – None.

(l)	Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

	1.	Copy of Revised Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

	2.	Copy of Revised Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

	3.	Copy of Rule 12b-1 Distribution Plan for FCI Value Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

	4.	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	5.	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	6.	Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	7.	Copy of Rule 12b-1 Distribution Plan with respect to the Retail Class Shares of the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

	8.	Copy of Rule 12b-1 Distribution Plan with respect to the Advisor Class Shares of the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(n)	Rule 18f-3 Plan.

	1.	Copy of Amended and Restated Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated October 14, 2011 and incorporated herein by reference.

	2.	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

	3.	Copy of Revised Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

	4.	Copy of Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	5.	Copy of Rule 18f-3 Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

	6.	Copy of Rule 18f-3 Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

	7.	Copy of Rule 18f-3 Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	1.	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

	2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

	3.	Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q)	1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

	2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

	3.	Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

	4.	Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

	5.	Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

	6.	Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

	7.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

	8.	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

	9.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

	10.	Proxy Voting Policy and Procedures adopted by 1492 Capital Management, LLC as advisor to the 1492 Small Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

11.	Proxy Voting Policy and Procedures adopted by Martin Capital Management, LLC as advisor to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

12.	Proxy Voting Policy adopted by Convex Capital Management LLC as subadvisor to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

13.	Proxy Voting Policy adopted by Huntington Asset Advisors, Inc. as advisor to the Huntington Institutional U.S. Treasury Money Market Fund – to be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

MTC Holding Corp. owns 100% of Midwest Trust Company, which as of September 30, 2013 owned 99.12% of the FCI Bond Fund. MTC Holding Corp. also owns 100% of FCI Holding Co., which owns 100% of Financial Counselors, Inc. (the Fund’s investment adviser). Bradley Bergman owned 73.3% of MTC Holding Corp. as of September 30, 2013. As a result, the FCI Bond Fund may be deemed to be under common control with its investment adviser. Each of the above-named companies is organized under the laws of Kansas.

Dennis and Terry Dean beneficially own The C.H. Dean Companies, LLC and its wholly owned subsidiary, C.H. Dean, LLC, as well as Dean Wealth Management LP. As of September 30, 2013, Dean Wealth Management LP owned 49.5% and The C.H. Dean Companies, LLC owned 17.3% of the Dean Mid Cap Fund. The Fund’s investment adviser; Dean Investment Associates LLC, is wholly owned by C.H. Dean LLC, and the Fund’s sub-adviser, Dean Capital Management, is owned 20% by Dean Wealth Management LP and 10% by C.H. Dean LLC. As a result, the Dean Mid Cap Fund may be deemed to be under common control with its investment adviser and sub-adviser. Each of the above-named companies is organized under the laws of Ohio.

Item 30.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.	Business and Other Connections of the Investment Advisers

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, the Crawford Dividend Opportunity Fund, and the Crawford Dividend Yield Fund, each a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

2.	Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds. Douglas Leach is an executive officer. Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

4.	Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Bond Fund. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

5.	Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund. Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

6.	Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

7.	Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund and Symons Small Cap Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher Rickard, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

8.	The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. David Sheer and Steven Weiss are executive officers. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

	9.	Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

	10.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC. Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

	11.	1492 Capital Management, LLC (“1492”) serves as adviser to the 1492 Small Cap Growth Fund. Timothy T. Stracka and Joseph A. Frohna are the Managing Members of 1492. Further information about 1492 can be obtained from its Form ADV Part I available on the IAPD.

	12.	Martin Capital Management, LLC (“Martin”) serves as adviser to the Martin Focused Value Fund. Frank K. Martin is the sole Member of Martin. Further information about Martin can be obtained from its Form ADV Part I available on the IAPD.

	13.	Spouting Rock Fund Management (“Spouting Rock”) serves as adviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Erich M. Hickey is the President and Chief Executive Officer of Spouting Rock. Further information about Spouting Rock can be obtained from its Form ADV Part I available on the IAPD.

	14.	Convex Capital Management LLC (“Convex”) serves as subadviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Saumen Chattopadhyay is the Managing Member of Convex. Further information about Convex can be obtained from its Form ADV Part I available on the IAPD.

	15.	Huntington Asset Advisors, Inc. (“Huntington”) serves as adviser to the Huntington Institutional U.S. Treasury Money Market Fund. B. Randolph Bateman is the President and Chief Investment Officer of Huntington. Further information about Huntington can be obtained from its Form ADV Part I available on the IAPD.

Item 32.	(a) Unified Financial Securities, Inc. is the principal underwriter for all series of the Trust. Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Pension Investors Trust, Bruce Fund, H C Capital Trust, Huntington Funds, and Valued Advisers Trust.

(b) The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel P. Brewer*	Director	None

John E. Kalb*	Director	None

Joseph L. Rezabek*	Director	Sr. Vice President

R. Jeffrey Young*	Director	None

Martin R. Dean*	Director	None

John C. Swhear**	Director and Chief Compliance Officer	President

Mark S. Redman*	Director and President	None

Edward J. Kane*	Vice President	None

A. Dawn Story*	Vice President	None

Karyn E. Cunningham**	Controller	None

Richard A. Cheap*	Secretary	None

Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c) Not applicable.

Item 33.	Location of Accounts and Records

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank 41 South High Street Columbus, Ohio 43215

U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Crawford Investment Counsel, Inc.
600 Galleria Parkway NW
Suite 1650
Atlanta, GA 30339

Dean Investment Associates, LLC
3500 Pentagon Blvd., Suite 200
Beavercreek, OH 45431

Dean Capital Management, LLC
7450 West 130th Street, Suite 150
Overland Park, KS 66213

Financial Counselors, Inc.
442 West 47th Street
Kansas City, Missouri 63112

Iron Financial, LLC
630 Dundee Rd.
Suite 200
Northbrook, IL 60062

Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL 60603

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group
317 Madison Ave., Suite 1004
New York, New York 10017

Toreador Research & Trading LLC
7493 North Ingram
Suite 104
Fresno, California 93711

1492 Capital Management, LLC
309 North Water Street, Suite 505
Milwaukee, WI 53202

Martin Capital Management, LLC
300 NIBCO Parkway, Suite 301
Elkhart, IN 46516

Spouting Rock Fund Management
100 Matsonford Road
Five Radnor Corporate Center
Suite 441
Radnor, PA 19087

Convex Capital Management LLC
4200 Cantera Drive
Unit 203
Warrenville, IL 60555

Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH 43287

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 325 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on March 6, 2015.

UNIFIED SERIES TRUST

By:	/s/ John C. Swhear*
John C. Swhear, President

Attest:

By:	/s/ Zachary Richmond**

Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ John C. Swhear* John C. Swhear	President	March 6, 2015

/s/ Zachary Richmond** Zachary Richmond	Treasurer and CFO	March 6, 2015

/s/ Daniel Condon *** Daniel Condon	Trustee	March 6, 2015

/s/ Gary E. Hippenstiel *** Gary E. Hippenstiel	Trustee	March 6, 2015

/s/ Stephen Little *** Stephen Little	Trustee	March 6, 2015

/s/ Ronald Tritschler *** Ronald Tritschler	Trustee	March 6, 2015

/s/ Nancy V. Kelly **** Nancy V. Kelly	Trustee	March 6, 2015

/s/ Kenneth Grant ***** Kenneth Grant	Trustee	March 6, 2015

*/**/***/****/*****	/s/ Carol J. Highsmith
Carol J. Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated October 7, 2013 and filed with Registrant’s registration statement on Form N-1A on October 28, 2013 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated October 28, 2014 and filed with Registrant’s registration statement on Form N-1A on October 31, 2014 and incorporated herein by reference.
***	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.
****	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.
*****	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description

EX.99.i	Consent of Legal Counsel